PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks 94.8%
Brazil 4.7%
Banco Bradesco SA	8,801	$21,914
Banco do Brasil SA	38,400	308,861
BB Seguridade Participacoes SA	3,600	26,857
Centrais Eletricas Brasileiras SA	5,800	46,457
CPFL Energia SA	30,700	201,268
Energisa SA, UTS	1,100	9,155
Klabin SA, UTS	4,200	16,068
Petroleo Brasileiro SA	21,000	121,996
Suzano SA	25,200	230,589
TOTVS SA	2,900	17,156
Vale SA	27,532	514,595
WEG SA	40,400	305,051
		1,819,967
Chile 0.8%
Cencosud SA	159,460	286,516
Empresas CMPC SA	6,270	10,782
		297,298
China 31.8%
360 DigiTech, Inc., ADR	700	16,891
3SBio, Inc., 144A	246,000	267,949
Alibaba Group Holding Ltd.*	98,000	1,347,370
Alibaba Health Information Technology Ltd.*	26,000	23,221
Autohome, Inc., ADR	500	17,430
Baidu, Inc., ADR*	1,500	202,020
Bank of Chengdu Co. Ltd. (Class A Stock)	25,800	55,617
Bank of China Ltd. (Class H Stock)	1,114,000	424,061
Bank of Communications Co. Ltd. (Class H Stock)	48,000	29,669
Bank of Hangzhou Co. Ltd. (Class A Stock)	29,100	56,215
Bank of Jiangsu Co. Ltd. (Class A Stock)	59,100	65,091
Bank of Nanjing Co. Ltd. (Class A Stock)	4,400	6,774
Bank of Shanghai Co. Ltd. (Class A Stock)	9,200	8,170
Bank of Suzhou Co. Ltd. (Class A Stock)	7,200	8,343
Beijing Enterprises Holdings Ltd.	68,500	232,613
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (Class A Stock)	3,100	61,700
BYD Co. Ltd. (Class H Stock)	14,500	459,180
By-health Co. Ltd. (Class A Stock)	8,400	28,742
C&D International Investment Group Ltd.	4,000	12,718
China CITIC Bank Corp. Ltd. (Class H Stock)	183,000	88,288

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Coal Energy Co. Ltd. (Class H Stock)	11,000	$8,827
China Construction Bank Corp. (Class H Stock)	550,000	356,010
China Feihe Ltd., 144A	20,000	19,189
China Galaxy Securities Co. Ltd. (Class H Stock)	18,000	9,703
China Gas Holdings Ltd.	14,800	23,041
China Medical System Holdings Ltd.	82,000	141,550
China Merchants Bank Co. Ltd. (Class H Stock)	68,500	444,300
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	30,400	66,976
China Pacific Insurance Group Co. Ltd. (Class H Stock)	33,800	92,932
China Resources Gas Group Ltd.	5,400	22,708
China Resources Land Ltd.	64,000	306,724
China Resources Mixc Lifestyle Services Ltd., 144A	5,600	32,265
China Shenhua Energy Co. Ltd. (Class H Stock)	100,000	311,262
China Tower Corp. Ltd. (Class H Stock), 144A	2,094,000	237,922
China Yangtze Power Co. Ltd. (Class A Stock)	8,200	25,263
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	96,000	51,093
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	600	8,729
CITIC Securities Co. Ltd. (Class H Stock)	12,000	27,454
CMOC Group Ltd. (Class H Stock)	21,000	12,155
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	1,705	118,302
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	98,350	102,017
CSPC Pharmaceutical Group Ltd.	223,200	254,493
Daan Gene Co. Ltd. (Class A Stock)	3,200	7,551
Daqin Railway Co. Ltd. (Class A Stock)	7,200	7,150
Daqo New Energy Corp., ADR*	400	18,204
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	1,300	8,489
Dongfang Electric Corp. Ltd. (Class A Stock)	6,600	20,977
Eve Energy Co. Ltd. (Class A Stock)	800	10,512
Ganfeng Lithium Group Co. Ltd. (Class H Stock), 144A	1,200	10,960
Gemdale Corp. (Class A Stock)	9,200	13,478
GF Securities Co. Ltd. (Class H Stock)	6,400	10,480
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	11,200	57,576
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	12,000	8,633
Guangzhou Kingmed Diagnostics Group Co. Ltd. (Class A Stock)	5,100	63,716
Guoyuan Securities Co. Ltd. (Class A Stock)	60,200	63,458
Hangzhou Binjiang Real Estate Group Co. Ltd. (Class A Stock)	38,400	60,552
Henan Shenhuo Coal & Power Co. Ltd. (Class A Stock)	19,800	51,657
Hengan International Group Co. Ltd.	4,000	19,677
Hua Hong Semiconductor Ltd., 144A*	4,000	15,467
Huatai Securities Co. Ltd. (Class H Stock), 144A	9,000	11,653
Huaxia Bank Co. Ltd. (Class A Stock)	78,300	60,498
Hubei Xingfa Chemicals Group Co. Ltd. (Class A Stock)	11,800	56,996
Industrial & Commercial Bank of China Ltd. (Class H Stock)	307,000	164,220

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Industrial Bank Co. Ltd. (Class A Stock)	6,800	$17,801
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	26,300	39,528
JD Health International, Inc., 144A*	23,600	195,982
JD.com, Inc., ADR	6,100	363,133
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	500	13,047
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	10,332
Joincare Pharmaceutical Group Industry Co. Ltd. (Class A Stock)	29,300	51,131
JOYY, Inc., ADR	300	10,704
KE Holdings, Inc., ADR*	3,600	66,024
Keda Industrial Group Co. Ltd. (Class A Stock)	6,200	14,791
Kunlun Energy Co. Ltd.	188,000	148,267
Kweichow Moutai Co. Ltd. (Class A Stock)	200	54,850
Longfor Group Holdings Ltd., 144A	11,500	37,997
Luxi Chemical Group Co. Ltd. (Class A Stock)	25,100	50,019
Meituan (Class B Stock), 144A*	16,960	379,156
NetEase, Inc., ADR	4,900	434,189
New China Life Insurance Co. Ltd. (Class H Stock)	4,900	13,142
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	330,000	111,251
PetroChina Co. Ltd. (Class H Stock)	116,000	62,054
PICC Property & Casualty Co. Ltd. (Class H Stock)	250,000	235,038
Pinduoduo, Inc., ADR*	5,800	568,284
Ping An Bank Co. Ltd. (Class A Stock)	34,800	77,590
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	40,000	310,708
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	23,200	67,297
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	57,600	62,956
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	66,400	58,185
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	24,900	73,186
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	400	19,782
Shimao Group Holdings Ltd.*^(a)	397,000	109,007
Sichuan Kelun Pharmaceutical Co. Ltd. (Class A Stock)	3,900	15,720
Sichuan Road & Bridge Group Co. Ltd. (Class A Stock)	36,800	64,010
Sunac China Holdings Ltd.*^	16,000	4,521
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	860	56,667
TAL Education Group, ADR*	2,500	18,275
TBEA Co. Ltd. (Class A Stock)	2,600	8,229
Tencent Holdings Ltd.	28,500	1,388,774
Tencent Music Entertainment Group, ADR*	3,900	32,721
Tongwei Co. Ltd. (Class A Stock)	10,300	64,625
Vipshop Holdings Ltd., ADR*	2,500	38,675
WuXi AppTec Co. Ltd. (Class H Stock), 144A	1,500	19,491
Yankuang Energy Group Co. Ltd. (Class H Stock)	18,000	57,889

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
YTO Express Group Co. Ltd. (Class A Stock)	20,600	$64,156
Yum China Holdings, Inc.	2,300	141,703
ZTE Corp. (Class H Stock)	4,400	10,626
		12,468,394
Colombia 0.0%
Bancolombia SA	1,330	11,924
Czech Republic 0.1%
CEZ A/S	910	36,966
Komercni Banka A/S	437	14,750
		51,716
Greece 1.0%
Eurobank Ergasias Services and Holdings SA*	32,990	44,764
Hellenic Telecommunications Organization SA	3,007	47,403
Mytilineos SA	10,474	270,963
OPAP SA	1,097	16,472
		379,602
Hong Kong 0.1%
Orient Overseas International Ltd.	1,000	16,623
Sino Biopharmaceutical Ltd.	53,000	30,840
		47,463
Hungary 0.1%
MOL Hungarian Oil & Gas PLC	1,862	13,915
Richter Gedeon Nyrt	768	17,342
		31,257
India 15.1%
ABB India Ltd.	304	10,579
Adani Enterprises Ltd.	1,475	53,793
Aurobindo Pharma Ltd.	1,574	7,870
Avenue Supermarts Ltd., 144A*	845	36,294
Axis Bank Ltd.	12,222	130,625
Bajaj Finance Ltd.	4,638	335,274
Bajaj Finserv Ltd.	2,100	34,627
Bharat Electronics Ltd.	60,951	70,919
Britannia Industries Ltd.	598	31,605

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Cipla Ltd.	16,140	$201,197
Coal India Ltd.	37,198	102,679
Colgate-Palmolive India Ltd.	658	11,691
Dr. Reddy’s Laboratories Ltd.	648	34,366
Eicher Motors Ltd.	731	29,223
GAIL India Ltd.	192,792	224,864
HCL Technologies Ltd.	23,327	321,670
Hindalco Industries Ltd.	46,378	267,705
Hindustan Unilever Ltd.	9,851	310,803
Housing Development Finance Corp. Ltd.	1,602	51,572
ICICI Bank Ltd.	8,113	83,005
Indian Hotels Co. Ltd.	4,602	16,998
Indian Railway Catering & Tourism Corp. Ltd.	1,344	10,498
Indraprastha Gas Ltd.	1,764	9,184
Info Edge India Ltd.	394	17,781
Infosys Ltd.	13,691	257,874
Infosys Ltd., ADR	17,700	332,760
ITC Ltd.	74,325	320,758
Jindal Steel & Power Ltd.	35,070	251,565
JSW Steel Ltd.	4,100	36,043
Mahindra & Mahindra Ltd.	13,070	220,930
Maruti Suzuki India Ltd.	666	72,602
NTPC Ltd.	21,991	46,059
Page Industries Ltd.	376	184,283
PI Industries Ltd.	416	15,277
Power Grid Corp. of India Ltd.	63,844	169,426
Reliance Industries Ltd.	8,949	258,155
Shriram Finance Ltd.	738	11,642
State Bank of India	10,100	68,589
Sun Pharmaceutical Industries Ltd.	24,647	312,066
Tata Consultancy Services Ltd.	7,947	328,002
Tata Elxsi Ltd.	1,165	95,007
Titan Co. Ltd.	1,936	56,467
Tube Investments of India Ltd.	572	18,318
UPL Ltd.	27,185	252,141
Varun Beverages Ltd.	1,276	17,921
Vedanta Ltd.	44,278	180,918
		5,911,625
Indonesia 2.0%
Adaro Energy Indonesia Tbk PT	982,400	194,658
Astra International Tbk PT	113,100	45,438
Bank Central Asia Tbk PT	187,000	106,124
Bank Mandiri Persero Tbk PT	476,100	317,243

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia (cont’d.)
Indofood Sukses Makmur Tbk PT	166,300	$74,735
Kalbe Farma Tbk PT	122,200	16,824
Sumber Alfaria Trijaya Tbk PT	92,000	17,391
Unilever Indonesia Tbk PT	40,500	12,607
United Tractors Tbk PT	9,400	15,433
		800,453
Kuwait 1.2%
Mabanee Co. KPSC	3,514	9,877
Mobile Telecommunications Co. KSCP	47,882	87,100
National Bank of Kuwait SAKP	103,226	371,591
		468,568
Malaysia 0.8%
Axiata Group Bhd	15,000	10,687
DiGi.Com Bhd	17,600	17,406
IOI Corp. Bhd	12,800	11,486
Kuala Lumpur Kepong Bhd	2,200	11,067
Petronas Chemicals Group Bhd	13,900	27,278
PPB Group Bhd	3,500	14,453
Sime Darby Plantation Bhd	12,000	12,201
Telekom Malaysia Bhd	176,000	215,904
		320,482
Mexico 0.8%
Arca Continental SAB de CV	2,400	21,170
Banco del Bajio SA, 144A	4,200	16,871
Cemex SAB de CV, UTS*	25,600	13,622
Coca-Cola Femsa SAB de CV, UTS	2,940	22,369
Fibra Uno Administracion SA de CV, REIT	17,000	23,003
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,100	36,170
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,120	30,347
Grupo Financiero Banorte SAB de CV (Class O Stock)	14,000	115,982
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	8,500	16,182
		295,716
Peru 0.1%
Credicorp Ltd.	400	53,720
Philippines 0.1%
Aboitiz Equity Ventures, Inc.	9,600	10,023

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Philippines (cont’d.)
Bank of the Philippine Islands	10,400	$20,025
Jollibee Foods Corp.	2,520	10,995
Metropolitan Bank & Trust Co.	10,500	11,032
		52,075
Poland 0.7%
LPP SA	7	16,397
Powszechny Zaklad Ubezpieczen SA	30,386	258,280
		274,677
Qatar 0.5%
Industries Qatar QSC	8,482	32,863
Ooredoo QPSC	65,860	161,828
Qatar Electricity & Water Co. QSC	2,502	12,230
		206,921
Russia 0.0%
Inter RAO UES PJSC^	202,400	—
LUKOIL PJSC^	2,762	—
Magnit PJSC*^	1,716	—
Magnit PJSC, GDR^	3	—
PhosAgro PJSC^	232	—
PhosAgro PJSC, GDR XSTU^	4	—
PhosAgro PJSC, GDR OOTC^	2	—
Rosneft Oil Co. PJSC^	5,856	—
Sberbank of Russia PJSC*^	55,364	—
Surgutneftegas PJSC^	38,400	—
		—
Saudi Arabia 1.8%
Almarai Co. JSC	1,408	20,866
Arab National Bank	3,303	24,419
Arabian Internet & Communications Services Co.	130	8,803
Bupa Arabia for Cooperative Insurance Co.	402	16,772
Dr. Sulaiman Al Habib Medical Services Group Co.	480	30,002
Etihad Etisalat Co.	1,638	15,475
Nahdi Medical Co.	210	10,653
SABIC Agri-Nutrients Co.	5,779	211,888
Sahara International Petrochemical Co.	1,794	17,849
Saudi Arabian Mining Co.*	4,682	92,644

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Saudi Arabia (cont’d.)
Saudi Electricity Co.	3,780	$23,292
Saudi Telecom Co.	24,203	238,864
		711,527
South Africa 3.5%
Absa Group Ltd.	24,414	280,573
African Rainbow Minerals Ltd.	15,531	254,685
Anglo American Platinum Ltd.	774	57,563
Bidvest Group Ltd. (The)	1,404	18,132
Exxaro Resources Ltd.	1,326	16,641
Impala Platinum Holdings Ltd.	4,223	48,969
Kumba Iron Ore Ltd.	376	11,513
Nedbank Group Ltd.	11,856	153,663
Northam Platinum Holdings Ltd.*	1,885	18,488
Old Mutual Ltd.	27,166	18,518
Remgro Ltd.	2,200	17,699
Sasol Ltd.	3,194	58,025
Sibanye Stillwater Ltd.	52,059	137,605
Standard Bank Group Ltd.	9,030	90,099
Woolworths Holdings Ltd.	42,830	185,777
		1,367,950
South Korea 12.6%
BNK Financial Group, Inc.	1,580	9,115
Cheil Worldwide, Inc.	13,221	236,269
CJ CheilJedang Corp.	46	12,906
DB Insurance Co. Ltd.	2,200	117,241
Doosan Bobcat, Inc.	5,484	155,626
Ecopro BM Co. Ltd.	252	20,575
E-MART, Inc.	101	8,584
F&F Co. Ltd.*	230	28,532
GS Holdings Corp.	3,515	126,304
Hana Financial Group, Inc.	7,413	294,498
Hankook Tire & Technology Co. Ltd.*	1,064	28,079
Hanmi Pharm Co. Ltd.*	39	8,148
Hyundai Glovis Co. Ltd.	97	13,127
Hyundai Mobis Co. Ltd.	1,722	287,931
Hyundai Motor Co.	743	101,287
Hyundai Steel Co.	437	12,207
Industrial Bank of Korea*	1,330	11,100
KB Financial Group, Inc.	2,148	97,890
Kia Corp.	5,744	312,944
Korea Investment Holdings Co. Ltd.*	4,473	228,256

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
KT&G Corp.*	3,655	$274,167
Kumho Petrochemical Co. Ltd.*	180	21,649
L&F Co. Ltd.	129	21,778
LG Energy Solution Ltd.*	195	82,943
LG Innotek Co. Ltd.	558	124,316
Mirae Asset Securities Co. Ltd.*	1,486	8,249
NCSoft Corp.*	91	33,682
Orion Corp.*	135	13,665
POSCO Holdings, Inc.	440	108,120
Samsung C&T Corp.	455	43,945
Samsung Electronics Co. Ltd.	21,195	1,055,728
Samsung Engineering Co. Ltd.*	3,910	82,517
Samsung Fire & Marine Insurance Co. Ltd.	324	53,423
Samsung SDI Co. Ltd.	751	420,862
Shinhan Financial Group Co. Ltd.	6,098	206,200
Woori Financial Group, Inc.	26,378	275,144
		4,937,007
Taiwan 12.4%
Accton Technology Corp.	23,000	187,962
Advantech Co. Ltd.	3,000	34,304
ASE Technology Holding Co. Ltd.	18,000	60,733
Catcher Technology Co. Ltd.	4,000	23,787
Delta Electronics, Inc.	35,000	339,411
Evergreen Marine Corp. Taiwan Ltd.	24,000	122,610
Feng TAY Enterprise Co. Ltd.	3,000	19,808
Fubon Financial Holding Co. Ltd.	11,000	22,155
Globalwafers Co. Ltd.	2,000	35,090
Hon Hai Precision Industry Co. Ltd.	126,000	420,177
Inventec Corp.	15,000	12,645
Largan Precision Co. Ltd.	1,000	71,361
Lite-On Technology Corp.	11,000	24,443
Nan Ya Printed Circuit Board Corp.	2,000	16,423
Novatek Microelectronics Corp.	16,000	190,526
Quanta Computer, Inc.	15,000	37,462
Taiwan Semiconductor Manufacturing Co. Ltd.	134,000	2,364,671
Unimicron Technology Corp.	57,000	262,428
United Microelectronics Corp.*	219,000	358,382
Voltronic Power Technology Corp.	1,000	50,604
Wan Hai Lines Ltd.	9,060	23,089
Wiwynn Corp.	2,000	50,235
Yageo Corp.*	2,000	36,302

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Yang Ming Marine Transport Corp.	8,000	$16,803
Zhen Ding Technology Holding Ltd.	24,000	88,623
		4,870,034
Thailand 0.8%
Bangkok Dusit Medical Services PCL	58,400	52,803
Bumrungrad Hospital PCL	2,600	17,135
Central Pattana PCL	11,100	24,057
Central Retail Corp. PCL	9,600	12,424
Charoen Pokphand Foods PCL	20,000	14,317
Home Product Center PCL	33,600	14,620
Indorama Ventures PCL	52,600	64,792
Krung Thai Bank PCL	20,800	11,066
Krungthai Card PCL	5,200	8,940
Land & Houses PCL	45,300	13,613
PTT Exploration & Production PCL	7,600	39,673
PTT Oil & Retail Business PCL	16,000	10,876
Thai Union Group PCL	17,600	8,545
		292,861
Turkey 2.4%
BIM Birlesik Magazalar A/S	2,542	16,856
Haci Omer Sabanci Holding A/S	126,125	262,330
KOC Holding A/S	56,992	232,360
Turk Hava Yollari AO*	4,688	34,371
Turkcell Iletisim Hizmetleri A/S	51,426	99,685
Turkiye Is Bankasi A/S (Class C Stock)	415,616	241,062
Yapi ve Kredi Bankasi A/S	77,880	37,766
		924,430
United Arab Emirates 0.8%
Abu Dhabi Islamic Bank PJSC	8,118	20,866
Abu Dhabi National Oil Co. for Distribution PJSC	17,010	20,405
Emaar Properties PJSC	144,608	219,734
Emirates NBD Bank PJSC	10,680	37,729
		298,734

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 0.6%
JBS SA	55,000	$218,210

Total Common Stocks (cost $32,901,516)		37,112,611
Preferred Stocks 2.8%
Brazil 2.0%
Cia Energetica de Minas Gerais (PRFC)	112,298	254,624
Gerdau SA (PRFC)	50,600	327,944
Itausa SA (PRFC)	28,710	48,186
Petroleo Brasileiro SA (PRFC)	27,200	140,279
		771,033
Chile 0.2%
Sociedad Quimica y Minera de Chile SA (PRFC B)	819	79,771
Colombia 0.0%
Bancolombia SA (PRFC)	2,415	18,279
Russia 0.0%
Surgutneftegas PJSC (PRFC)^	38,200	—
South Korea 0.6%
Hyundai Motor Co. (2nd PRFC)	200	14,006
Hyundai Motor Co. (PRFC)	128	8,958
LG Chem Ltd. (PRFC)	42	10,458
Samsung Electronics Co. Ltd. (PRFC)	4,654	208,844
		242,266

Total Preferred Stocks (cost $893,305)		1,111,349

Total Long-Term Investments (cost $33,794,821)		38,223,960
Short-Term Investments 3.1%
Affiliated Mutual Fund 0.6%
PGIM Institutional Money Market Fund (cost $238,170; includes $238,140 of cash collateral for securities on loan)(b)(we)	238,217	238,170

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.5%
U.S. Treasury Bills (cost $199,002)	4.217%	03/16/23	200	$198,934

	Shares
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $791,891)		791,891	791,891

Total Short-Term Investments (cost $1,229,063)				1,228,995

TOTAL INVESTMENTS 100.7% (cost $35,023,884)		39,452,955
Liabilities in excess of other assets(z) (0.7)%				(292,981)

Net Assets 100.0%				$39,159,974

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
OOTC—OTC Bulletin Board – Other OTC
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security
XSTU—Stuttgart Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $113,528 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $223,804; cash collateral of $238,140 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
22	Mini MSCI Emerging Markets Index	Mar. 2023	$1,149,060	$77,111
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).